15. STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total unrecognized compensation cost related to unvested options	$ 24,845
Unrecognized compensation period of recognition	2 years
Stock options issued, shares	0
Stock option expense	$ 8,684	$ 39,111
Private Placement [Member]
Warrants issued	273,333
Warrants issued fair value	$ 26,206
Strike price of warrants	$ 0.15
Lender Note [Member]
Warrants issued			2,500,000
Warrants issued fair value			$ 187,142
2008 Equity Incentive Plan [Member]
Shares authorized under plan			6,108,571
2011 Stock Incentive Plan [Member]
Shares authorized under plan			31,500,000
Convertible Line of Credit [Member]
Warrants issued	407,784		1,916,667
Warrants issued fair value	$ 61,282		$ 179,612
Strike price of warrants	$ 0.1778
Convertible Notes Payable [Member]
Warrants issued			2,500,000
Warrants [Member]
Warrants issued			4,416,667	291,667
Number of Warrants Expired			(26,831,589)	(1,314,286)
Warrants weighted average remaining contractual life			2 years 5 months 16 days
Warrants [Member] | Private Placement [Member]
Warrants issued				291,667
Warrants fair value at grant date				$ 30,419
Employee Stock Option [Member]
Stock option compensation expense			$ 220,084	$ 442,871
Total unrecognized compensation cost related to unvested options			$ 33,529
Unrecognized compensation period of recognition			2 years 3 months
Stock options issued, shares			645,000	5,380,000
Stock options issued, value			$ 61,632	$ 622,109
Weighted average remaining contractual life			5 years 7 days